UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31

DATE OF REPORTING PERIOD:  MARCH 31, 2017

Item 1.  Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT INCOME FUND
March 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.7%
		Alabama—.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2018 (a)	$5,187,650
		Alaska—.5%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,589,920
		Arizona—3.6%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2018 (a)	5,192,800
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	7,369,819
5,000	M	Salt River Agric. Impt. & Pwr. 5% 1/1/2038	5,807,600
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. 5% 1/1/2018 (a)	5,155,500
			23,525,719
		Arkansas—.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2019 (a)	5,417,800
		California—6.0%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,379,500
		California State General Obligation:
5,000	M	5.25% 9/1/2030	5,838,350
5,000	M	5% 11/1/2030	5,752,150
10,000	M	5% 9/1/2035	11,462,000
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2018 (a)	5,261,950
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)	5,269,300
			38,963,250
		Colorado—.8%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,187,900
		District of Columbia—3.5%
		District of Columbia General Obligation:
5,000	M	6% 6/1/2021	5,905,400
5,000	M	5% 6/1/2035	5,801,650
5,000	M	5% 6/1/2036	5,788,050
5,000	M	District of Columbia Rev. 5.5% 8/15/2017 (a)	5,087,850
			22,582,950
		Florida—10.7%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,471,700
5,000	M	Duval County School Board COP 5.25% 7/1/2019 (a)	5,457,450
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	5,830,165
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2019 (a)	5,532,500
4,305	M	Lee County Airport Rev. 5% 10/1/2033	4,813,162
5,000	M	Manatee County School Board COP 5.625% 7/1/2031	5,629,350
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028	5,411,400
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	5,386,900
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2019 (a)	5,389,500
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,285,600
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2018 (a)	5,306,300
5,000	M	Orange County School Board COP 5.5% 8/1/2019 (a)	5,503,500
		Port Saint Lucie Utility Revenue:
4,525	M	5% 9/1/2018 (a)	4,779,803
475	M	5% 9/1/2029	498,095
			70,295,425

		Georgia—4.7%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030	5,603,350
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019	10,026,445
5,000	M	5.25% 11/1/2034	5,506,300
5,000	M	5% 11/1/2035	5,705,250
4,025	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031	4,131,904
			30,973,249
		Illinois—6.6%
15,415	M	Chicago Board of Education Lease Rev. 6% 1/1/2020	16,369,188
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2021 (a)	5,934,350
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Brothers Health 5.25% 4/14/2018 (a)	5,222,350
5,000	M	Children's Memorial Hospital 5.25% 8/15/2033	5,221,550
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2030	7,691,950
2,585	M	Regional Transportation Auth. 7.75% 6/1/2019	2,779,573
			43,218,961
		Indiana—2.7%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 1/15/2018 (a)	7,799,828
790	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029	819,625
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2018 (a)	8,818,554
			17,438,007
		Iowa—.8%
4,500	M	Iowa Higher Education Loan Auth. Rev. 5% 12/1/2041	5,209,245
		Kentucky—.8%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028	5,196,200
		Louisiana—1.0%
8,230	M	Regional Trans. Auth. Zero Coupon 12/1/2021	6,587,374
		Maine—.3%
2,035	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	2,159,827
		Massachusetts—2.8%
1,800	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	1,895,814
5,000	M	Massachusetts St. GO 5% 7/1/2037	5,710,100
5,000	M	Massachusetts St. Health & Edl. Facs. Auth. Rev. 5% 7/1/2034	5,388,000
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 7.0325% 4/13/2017 (b)	5,318,877
			18,312,791
		Michigan—6.0%
4,970	M	Detroit Sewer Disp. Sys. Rev. 7.5% 7/1/2019 (a)	5,665,253
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2019 (a)	5,563,500
10,000	M	Michigan State Grant Antic. Bonds 5.25% 9/15/2017 (a)	10,205,000
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)	5,424,550
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,594,400
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	6,907,131
			39,359,834
		Missouri—.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2018 (a)	5,360,900
		Montana—.2%
1,090	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	1,112,029
		Nevada—.8%
5,000	M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,418,850

		New Jersey—3.4%
5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	5,623,250
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030	5,357,650
		New Jersey State Turnpike Auth. Revenue:
5,000	M	5% 1/1/2030	5,637,550
5,000	M	5% 1/1/2043	5,492,400
			22,110,850
		New Mexico—.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031	5,223,250
		New York—13.8%
		New York City General Obligation:
5,000	M	5% 12/1/2033	5,801,650
5,000	M	5% 12/1/2041	5,707,300
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	26,154,480
		New York City Trans. Fin. Auth. Rev. Future Tax:
7,500	M	5% 11/1/2038	8,391,525
5,000	M	5% 8/1/2042	5,632,650
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040	4,370,951
10,000	M	New York University 5.75% 7/1/2027	12,265,000
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035	5,643,800
5,000	M	5% 2/15/2037	5,623,650
2,565	M	State University 5.875% 5/15/2017	2,581,006
7,780	M	Tender Option Bond Trust Receipts 7.114% 8/15/2027 (b)	8,027,715
			90,199,727
		North Carolina—.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034	5,326,300
		Ohio—2.6%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)	5,388,500
2,890	M	Jefferson County GO 5.75% 12/1/2019	3,087,214
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,347,650
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
955	M	6.125% 9/1/2028	989,772
1,785	M	5.85% 9/1/2033	1,882,443
			16,695,579
		Oklahoma—.9%
5,000	M	Oklahoma State Turnpike Auth. 5% 1/1/2042	5,686,000
		Pennsylvania—3.6%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,622,000
		Pennsylvania State Turnpike Commission:
6,000	M	5% 12/1/2043	6,632,100
5,000	M	5% 12/1/2045	5,489,600
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	5,718,950
			23,462,650
		Rhode Island—1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,507,430
		South Carolina—.9%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,695,550

		Texas—7.1%
		Hitchcock Independent School District General Obligation:
4,385	M	5.25% 2/15/2018 (a)		4,551,762
615	M	5.25% 2/15/2030		637,078
4,730	M	Houston Utilities System Rev. 5.125% 5/15/2019 (a)		5,129,070
5,000	M	Houston Utilities Systems Wtr. & Swr. Rev. 5% 11/15/2027		5,122,250
5,000	M	JP Morgan Chase Putters 7.128% 2/1/2030 (b)		5,811,000
		North Texas Tollway Auth. Revenue:
9,300	M	5.125% 1/1/2018 (a)		9,596,484
700	M	5.125% 1/1/2028		720,545
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,470,700
3,330	M	Tender Option Bond Trust Receipts 9.9044% 2/15/2044 (b)		4,629,599
5,000	M	Waco Independent School District GO 5.25% 8/15/2017 (a)		5,084,050
				46,752,538
		Virginia—.9%
5,000	M	University of Virginia 5% 4/1/2039		5,872,600
		Washington—3.7%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045		5,698,900
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,310,200
7,000	M	Providence Health 5.25% 10/1/2033		7,391,090
5,500	M	Washington State ROLS 7.1074% 9/1/2017 (b)		5,842,100
				24,242,290
		West Virginia—.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2018 (a)		4,820,220
		Wisconsin—4.2%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		14,463,600
6,905	M	Wisconsin State General Fund 5.75% 5/1/2033		7,538,387
5,000	M	Wisconsin State Hlth. & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,507,850
				27,509,837
Total Value of Municipal Bonds (cost $601,352,551)			98.7%	646,202,702
Other Assets, Less Liabilities			1.3	8,570,988
Net Assets			100.0%	$654,773,690

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $601,352,551. Accumulated net unrealized appreciation on investment was $44,850,151, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT OPPORTUNITIES FUND
March 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.1%
		Alabama—1.0%
$2,500	M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)	$2,759,350
		Alaska—1.2%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2019 (a)	3,343,440
		Arizona—3.1%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2018 (a)	1,325,650
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	5,252,900
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2018 (a)	2,144,760
			8,723,310
		California—5.5%
1,100	M	Alhambra Unified School District GO 5.25% 8/1/2019 (a)	1,205,787
		California State General Obligation:
5,000	M	5% 9/1/2034	5,752,950
2,000	M	5% 9/1/2036	2,288,900
5,000	M	5% 4/1/2037	5,580,250
500	M	California State University Sys. Rev. 5% 11/1/2038	579,365
			15,407,252
		Connecticut—2.4%
5,000	M	Connecticut State Special Tax Rev. 5% 9/1/2033	5,635,600
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,041,650
			6,677,250
		District of Columbia—1.2%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,250,140
		Florida—8.6%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,766,700
		Broward County School Board Certificates of Participation:
1,000	M	5.125% 7/1/2019 (a)	1,088,490
1,000	M	5.25% 7/1/2019 (a)	1,091,260
		Florida State Municipal Power Agy. Revenue:
4,250	M	5% 10/1/2018 (a)	4,503,427
750	M	5% 10/1/2028	790,050
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,758,801
1,250	M	Manatee County School Dist. Rev. 5% 10/1/2032	1,427,463
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2020 (a)	5,578,300
			24,004,491
		Georgia—6.2%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030	5,582,200
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2019 (a)	3,839,110
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,843,450
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2018 (a)	1,592,265
1,345	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	1,380,723
2,000	M	Medical Center Hospital Auth. Rev. 6.5% 8/1/2038	2,147,700
			17,385,448
		Hawaii—1.0%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,742,775
		Illinois—5.4%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2018 (a)	5,155,100
5,000	M	6.5% 1/1/2021 (a)	5,934,350
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,739,125
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,254,610
			15,083,185
		Indiana—.9%
2,500	M	Tri-Creek Middle School Bldg. Corp. Rev.
		5.25% 7/15/2018 (a)	2,637,825

		Louisiana—3.1%
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2018 (a)	1,590,645
3,000	M	Louisiana State GO 5% 9/1/2020 (a)	3,373,620
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,078,860
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,564,585
			8,607,710
		Massachusetts—2.2%
450	M	Massachusetts State Dev. Fin. Agy. Rev. 5% 7/1/2039	519,862
5,000	M	Massachusetts State GO 5% 8/1/2035	5,630,050
			6,149,912
		Michigan—5.4%
5,000	M	Holland Elec. Rev. 5% 7/1/2039	5,604,900
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,682,150
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,115,820
2,500	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042	2,664,650
			15,067,520
		Mississippi—3.4%
3,000	M	Jackson County Util. Auth. Wtr. & Wstwtr. Treatment Rev. 5% 9/1/2040	3,304,830
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,864,714
2,000	M	5.625% 7/1/2039	2,165,140
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,266,410
			9,601,094
		Missouri—2.3%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028	1,055,700
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034	4,298,680
1,000	M	5% 9/1/2037	1,074,670
			6,429,050
		New Jersey—4.5%
1,500	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2035 (c)	1,707,375
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038	4,218,520
6,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2045	6,618,840
			12,544,735
		New York—11.6%
3,000	M	Long Island Power Auth. Rev. 5% 9/1/2041	3,355,710
4,050	M	Nassau County GO 5% 4/1/2031	4,465,247
		New York City Trans. Fin. Auth. Revenue:
5,000	M	5% 7/15/2037	5,649,900
7,000	M	5% 11/1/2038	7,832,090
		New York State Dormitory Auth. Revenue:
5,000	M	Columbia University 5% 10/1/2041	5,591,800
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034	5,651,350
			32,546,097
		North Carolina—1.9%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2019 (a)	3,243,810
		University of North Carolina at Asheville:
1,000	M	4% 6/1/2036	1,028,590
1,000	M	4% 6/1/2037	1,027,020
			5,299,420
		Ohio—3.2%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2019 (a)	2,146,160
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,269,066
5,000	M	University of Cincinnati 5% 6/1/2028	5,621,400
			9,036,626
		Oklahoma—2.0%
5,000	M	Oklahoma State Turnpike Auth. Rev. 5% 1/1/2042	5,686,000
		Pennsylvania—7.3%
5,000	M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024	5,679,350
2,380	M	Beaver County GO 5.55% 11/15/2017 (a)	2,450,757
		Delaware County Auth. Revenue:
1,100	M	5% 10/1/2037	1,255,155
1,500	M	5% 10/1/2042	1,695,225
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2021 (a)	1,739,940

		Pennsylvania Turnpike Comm. Revenue:
2,500	M	5% 12/1/2039		2,734,300
1,000	M	5% 12/1/2044		1,088,830
635	M	5% 12/1/2045		697,179
2,910	M	West Mifflin Area School District GO 5.375% 10/1/2018 (a)		3,100,634
				20,441,370
		Rhode Island—2.2%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
3,250	M	Public Schools Financing Program 5.25% 5/15/2029		3,447,665
1,415	M	University of Rhode Island 5.25% 9/15/2029		1,527,931
1,000	M	Rhode Island State Turnpike & Bridge Auth. Rev. 5% 10/1/2040		1,113,320
				6,088,916
		South Dakota—.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2018 (a)		1,582,065
		Texas—10.2%
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030		5,804,500
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		5,280,300
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031		5,657,150
2,250	M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037		2,517,592
		North Texas Tollway Auth. Revenue:
2,000	M	5% 9/1/2031		2,259,620
5,000	M	5% 1/1/2040		5,527,100
1,250	M	Parker County GO 5% 2/15/2019 (a)		1,341,113
				28,387,375
		Utah—.5%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030		1,476,449
		Virginia—.3%
745	M	Western Virginia Reg. Jail. Auth. Rev. 5% 12/1/2037		850,388
		Washington—1.9%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,279,350
Total Value of Municipal Bonds (cost $257,926,093)			99.1%	277,088,543
Other Assets, Less Liabilities			.9	2,402,486
Net Assets			100.0%	$279,491,029

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $257,926,093. Accumulated net unrealized appreciation on investment was $19,162,450, consisting of $19,288,094 gross unrealized appreciation and $125,644 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
March 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—103.1%
		Airport—8.2%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$1,113,090
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,050,670
		San Jose Airport Revenue:
590	M	5% 3/1/2036 (c)	676,170
570	M	5% 3/1/2037 (c)	652,730
1,000	M	5% 3/1/2042 (c)	1,134,280
			4,626,940
		Appropriation—2.0%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045	1,107,200
		Education—5.1%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
		5.25% 12/1/2031	566,020
		California State University Revenue:
1,000	M	5% 11/1/2037	1,147,650
1,000	M	5% 11/1/2038	1,158,730
			2,872,400
		Electric—5.1%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	552,475
200	M	Los Angeles Wtr. & Pwr. Rev. 5% 7/1/2036 (c)	2,324,620
			2,877,095
		General Obligation—18.8%
		California State Various Purpose:
1,000	M	5% 9/1/2031	1,142,250
2,000	M	5% 4/1/2037	2,232,100
1,000	M	College of the Sequoias 5.25% 8/1/2029	1,083,360
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,088,140
1,000	M	Los Angeles Unified School District 5% 7/1/2040	1,138,890
425	M	Natomas Unified School District 5.95% 9/1/2021	462,221
1,000	M	New Haven Unified School District 5% 8/1/2040	1,129,930
1,000	M	San Diego Unified School District 5% 7/1/2040	1,142,810
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032	1,131,460
			10,551,161
		Health Care—5.9%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031	1,075,900
500	M	Stanford Hospital 5.25% 11/15/2031	554,460
1,000	M	Sutter Health 5% 8/15/2043	1,114,920
500	M	California Statewide Communities Dev. Auth. Rev. 5.5% 8/15/2026	565,165
			3,310,445
		Lease—3.1%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029	564,420
1,000	M	5.5% 11/1/2030	1,189,120
			1,753,540
		Other Tax—8.2%
170	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	173,876
1,000	M	Los Angeles County Metropolitan Trans. Auth. 5% 6/1/2038	1,161,820
1,000	M	Riverside County Trans. Commission Sales Tax Rev.
		5% 6/1/2032	1,107,660
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,155,170
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024	1,006,900
			4,605,426
		Pre-Refunded/Escrowed-to-Maturity—27.8%
1,000	M	Alhambra Unified School District 5.25% 8/1/2019 (a)	1,096,170
750	M	Bakersfield Wastewater Rev. 5% 9/15/2017 (a)	764,625
1,000	M	California Hlth. Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (a)	1,081,990

		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2022 (a)		1,172,320
1,000	M	5% 9/1/2023 (a)		1,194,410
1,000	M	California Statewide Communities Dev. Auth. Rev. 5.125% 7/1/2018 (a)		1,052,390
1,000	M	Centinela Valley Union School District 5% 8/1/2021 (a)		1,151,200
1,000	M	Chico Unified School District 5% 8/1/2018 (a)		1,054,290
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2018 (a)		1,055,950
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2020 (a)		1,172,610
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2019 (a)		1,088,370
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2018 (a)		534,035
1,000	M	San Bernardino Community College District 6.5% 8/1/2018 (a)		1,073,990
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2018 (a)		1,047,530
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2019 (a)		1,080,020
				15,619,900
		Toll & Turnpike—2.0%
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032		1,136,700
		Transportation—2.0%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032		1,130,220
		Water/Sewer—14.9%
		Los Angeles Wastewater System Revenue:
1,000	M	5% 6/1/2027		1,111,160
1,000	M	5% 6/1/2035		1,145,430
500	M	Metropolitan Water District So. Cal. 5% 7/1/2029		541,345
1,000	M	Mojave Water Agency COP 5.5% 6/1/2029		1,077,810
1,000	M	Orange Cnty Water District Rev. 4% 8/15/2041		1,042,250
		San Diego County Water Authority Revenue:
1,000	M	5% 5/1/2033		1,153,150
1,000	M	5% 5/1/2038		1,157,100
1,000	M	San Francisco City & County Pub. Util. Commission 5% 11/1/2035		1,134,650
				8,362,895
Total Value of Municipal Bonds (cost $54,042,297)			103.1%	57,953,922
Excess of Liabilities Over Other Assets			(3.1)	(1,750,453)
Net Assets			100.0%	$56,203,469

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $54,042,297. Accumulated net unrealized appreciation on investment was $3,911,625, consisting of $3,919,560 gross unrealized appreciation and $7,935 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
March 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.2%
		Appropriation—11.1%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034	$1,051,170
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(State Supported Child Care) 5% 7/1/2028	1,087,120
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,764,350
			3,902,640
		Education—7.9%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041	1,103,370
510	M	Greenwich Academy 5.25% 3/1/2032	621,415
1,000	M	University of Connecticut 4.75% 2/15/2029	1,059,480
			2,784,265
		Electric—1.6%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030	552,805
		General Obligation—11.1%
1,000	M	Connecticut State 5% 11/1/2031	1,117,020
		Stratford:
500	M	5% 7/1/2034	555,965
500	M	5% 7/1/2035	551,805
500	M	5% 7/1/2036	552,560
1,000	M	Waterbury 5% 12/1/2032	1,125,780
			3,903,130
		Health Care—7.2%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040	533,490
		Middlesex Hospital:
350	M	5% 7/1/2026	382,550
460	M	5% 7/1/2027	500,751
1,000	M	Trinity Health Corp. 5% 12/1/2045	1,101,050
			2,517,841
		Housing—1.5%
500	M	Connecticut State Housing Fin. Auth. 3.875% 11/15/2035	512,105
		Other Revenue—1.6%
500	M	Connecticut State Revolving Fund 5% 3/1/2034	575,310
		Other Tax—5.4%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025	1,058,540
750	M	5% 8/1/2035	831,248
			1,889,788

		Pre-Refunded/Escrowed-to-Maturity—35.8%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (a)		1,062,980
1,000	M	Loomis Chafee School 5% 7/1/2018 (a)		1,050,190
1,000	M	Quinnipiac University 5.75% 7/1/2018 (a)		1,059,750
1,000	M	Renbrook School 5% 7/1/2017 (a)		1,010,660
1,000	M	Salisbury School 5% 7/1/2018 (a)		1,050,580
1,000	M	Wesleyan University 5% 7/1/2020 (a)		1,118,030
1,000	M	Westminster School 5% 7/1/2017 (a)		1,010,660
1,000	M	William W. Backus Hospital 5% 7/1/2018 (a)		1,050,580
500	M	Yale-New Haven Hospital 5.25% 7/1/2020 (a)		562,980
1,000	M	Connecticut State Special Tax Obligation Rev. 5% 8/1/2017 (a)		1,014,270
855	M	Hartford 5% 4/1/2021 (a)		973,623
1,500	M	New Haven 5% 3/1/2019 (a)		1,612,035
				12,576,338
		Water/Sewer—16.0%
1,000	M	Greater New Haven Water Pollution Control 5% 8/15/2030		1,148,290
		Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000	M	5% 4/1/2036		1,121,820
500	M	5% 11/1/2042		558,380
		South Central Connecticut Water System Revenue:
500	M	5% 8/1/2028		593,810
1,000	M	5.25% 8/1/2029		1,041,520
		Stamford Water Pollution Control Sys.& Fac. Revenue:
250	M	5% 9/15/2030		292,382
750	M	5.5% 8/15/2038		874,545
				5,630,747
Total Value of Municipal Bonds (cost $33,252,275)			99.2%	34,844,969
Other Assets, Less Liabilities			.8	285,920
Net Assets			100.0%	$35,130,889

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $33,252,275. Accumulated net unrealized appreciation on investment was $1,592,694, consisting of $1,641,877 gross unrealized appreciation and $49,183 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
March 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.6%
		Education—26.3%
$1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035	$1,096,190
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston College 5% 7/1/2039	1,155,250
880	M	Harvard University 5% 7/15/2033	1,044,472
1,000	M	Lesley University 5.25% 7/1/2033	1,109,560
500	M	Phillips Academy 5% 9/1/2038	573,990
315	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028	332,536
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,134,700
			6,446,698
		General Obligation—10.7%
1,000	M	Massachusetts State 5.5% 8/1/2030	1,286,840
500	M	Quincy 5% 12/1/2028	555,445
		Worcester:
215	M	5.5% 8/15/2017	215,828
500	M	5% 1/15/2030	576,860
			2,634,973
		Health Care—2.2%
500	M	Massachusetts State Dev. Fin. Agy. Rev.
		(Partners Healthcare) 5% 7/1/2047	547,155
		Housing—4.4%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,074,070
		Other Revenue—1.6%
350	M	Marthas Vineyard Land Bank 5% 5/1/2036	400,998
		Other Tax—9.1%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,127,180
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036	1,118,600
			2,245,780
		Pre-Refunded/Escrowed-to-Maturity—33.1%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2018 (a)	1,050,710
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	5.75% 9/1/2018 (a)	1,066,100
1,000	M	5.5% 11/15/2018 (a)	1,072,890
750	M	5.6% 10/1/2019 (a)	832,110
		Massachusetts State Health & Edl. Facs. Auth. Revenue:
830	M	5% 10/1/2017 (a)	847,679
1,000	M	5.375% 8/1/2018 (a)	1,058,270
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2020 (a)	1,119,890
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2019 (a)	1,077,770
			8,125,419

		Toll & Turnpike—4.5%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,093,640
		Water/Sewer—6.7%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		575,535
1,000	M	Springfield Water & Sewer Commission Rev. 5.75% 10/15/2025		1,069,860
				1,645,395
Total Value of Municipal Investments (cost $22,407,974)			98.6%	24,214,128
Other Assets, Less Liabilities			1.4	343,221
Net Assets			100.0%	$24,557,349

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $22,407,974. Accumulated net unrealized appreciation on investment was $1,806,154 consisting of $1,826,262 gross unrealized appreciation and $20,108 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
March 31, 2017

Principal Amount		Security		Value
		MUNICIPAL BONDS—99.2%
		Airport—4.2%
$750	M	Wayne County Airport Auth. Rev. 5% 12/1/2045		$822,277
		Combined Utility—2.9%
500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029		561,245
		Education—5.9%
500	M	Michigan State University Rev. 5% 8/15/2040		568,775
500	M	Western Michigan University 5.25% 11/15/2033		564,215
				1,132,990
		Electric—3.2%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		621,600
		General Obligation—21.1%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,054,700
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,123,620
780	M	Novi Community School District 5% 5/1/2037		880,074
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,010,340
				4,068,734
		Health Care—8.6%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,101,980
500	M	Michigan St. Fin. Auth. Rev. 5% 12/1/2045		549,710
				1,651,690
		Lease—5.7%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,091,700
		Pre-Refunded/Escrowed-to-Maturity—44.8%
1,000	M	Detroit Michigan Swr. Disp. 7.5% 7/1/2019 (a)		1,139,890
1,000	M	Detroit Water Supply 5.5% 7/1/2018 (a)		1,056,000
1,000	M	Ferris State University 5% 10/1/2018 (a)		1,059,630
1,000	M	Grand Rapids Water Supply 5% 1/1/2019 (a)		1,068,300
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2019 (a)		1,093,700
1,000	M	Michigan State 5% 11/1/2018 (a)		1,063,050
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)		1,084,910
1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)		1,081,460
				8,646,940
		Water/Sewer—2.8%
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		545,645
Total Value of Municipal Bonds (cost $17,873,781)			99.2%	19,142,821
Other Assets, Less Liabilities			.8	159,873
Net Assets			100.0%	$19,302,694

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $17,873,781. Accumulated net unrealized appreciation on investment was $1,269,040, consisting of $1,283,943 gross unrealized appreciation and $14,903 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
March 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—97.6%
		Airport—1.4%
$250	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2036	$287,875
		Appropriation—5.6%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,148,060
		Education—11.9%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	836,528
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028	513,715
250	M	Gustavus Adolfus College 5% 10/1/2031	268,580
500	M	Macalester College 5% 6/1/2035	543,385
250	M	University of Minnesota 5.25% 12/1/2030	283,175
			2,445,383
		Electric—12.2%
250	M	Minnesota State Municipal Pwr. Agy. Elec. Revenue 5.25% 10/1/2035	275,240
500	M	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue 5% 1/1/2021	514,285
750	M	Rochester Elec. Util. Rev. 5% 12/1/2037	863,475
250	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue 5% 1/1/2041	279,040
500	M	Western Minnesota Municipal Pwr. Agy. 5% 1/1/2036	568,190
			2,500,230
		General Obligation—6.9%
500	M	Bemidji 5% 2/1/2028	554,255
750	M	Minneapolis Special Sch. Dist. #1, 5% 2/1/2035	865,148
			1,419,403
		Health Care—13.4%
465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038	500,484
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030	801,795
500	M	Rochester Health Care Facs. Rev. 5% 11/15/2033	613,850
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	823,515
			2,739,644
		Housing—4.2%
		Minnesota State Housing Finance Agency:
40	M	Multi-Family Housing 5.05% 7/1/2034	41,619
		Rental Housing Revenue:
250	M	5% 8/1/2030	262,320
300	M	5.05% 8/1/2031	320,472
220	M	5% 8/1/2033	233,453
10	M	Single-Family Housing Revenue 5.9% 7/1/2028	10,311
			868,175
		Lease—7.0%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	615,696

		Minnesota State Housing Finance Agency Revenue:
250	M	Nonprofit Housing Rev. 5% 8/1/2031		277,110
250	M	State Appropriation 5% 8/1/2036		277,987
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029		265,240
				1,436,033
		Other Tax—4.5%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		342,960
500	M	St. Paul Port Authority 5% 3/1/2036		577,325
				920,285
		Pre-Refunded/Escrowed-to-Maturity—30.5%
500	M	Dakota County Cmnty. Dev. Agy. 5% 7/1/2017 (a)		505,025
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2019 (a)		746,998
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024 (a)		514,630
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 8/1/2017 (a)		760,522
500	M	Minnesota State 5% 6/1/2018 (a)		523,400
1,000	M	Minnesota State 911 Rev. 5% 6/1/2018 (a)		1,047,400
275	M	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue 5% 1/1/2018 (a)		283,489
		St. Cloud Health Care Revenue:
500	M	5.375% 5/1/2019 (a)		543,615
250	M	5.125% 5/1/2020 (a)		278,835
500	M	St. Louis County 5% 12/1/2017 (a)		513,260
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue 5.25% 1/1/2019 (a)		536,220
				6,253,394
Total Value of Municipal Bonds (cost $18,968,655)			97.6%	20,018,482
Other Assets, Less Liabilities			2.4	494,696
Net Assets			100.0%	$20,513,178

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $18,968,655. Accumulated net unrealized appreciation on investment was $1,049,827, consisting of $1,051,180 gross unrealized appreciation and $1,353 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
March 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.4%
		Appropriation—10.5%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028	$1,225,930
		New Jersey State Health Care Facs. Fing. Auth. Revenue
		Hospital Asset Transformation Program:
780	M	5% 10/1/2028	788,767
1,000	M	5.75% 10/1/2031	1,068,800
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,106,550
1,000	M	5.5% 12/15/2038	1,054,630
			5,244,677
		Education—14.3%
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036	1,105,120
1,000	M	5% 7/1/2039	1,108,770
		Princeton University:
1,000	M	5% 7/1/2034	1,083,630
1,500	M	4% 7/1/2035 (c)	1,624,485
1,000	M	Ramapo College 5% 7/1/2035 (c)	1,138,250
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,071,530
			7,131,785
		General Obligation—15.7%
500	M	Bayonne 5% 7/1/2039	547,625
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039	1,136,630
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	1,124,650
1,000	M	Elizabeth 5.25% 4/15/2027	1,099,760
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,257,380
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,062,360
1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037	1,123,900
415	M	Montclair Twp. 5% 1/1/2037	464,281
			7,816,586
		Health Care—6.8%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
2,000	M	Hackensack University Medical Center 5.25% 1/1/2031	2,048,380
250	M	RWJ Barabas Health Oblig. Group 5% 7/1/2043	274,838
1,000	M	Virtua Health 5.5% 7/1/2038	1,077,060
			3,400,278

		Housing—.5%
265	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028	273,257
		Industrial Development Revenue/Pollution Control Revenue—3.9%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	1,927,604
		Lease—4.6%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024	1,183,870
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040	1,119,340
			2,303,210
		Other Revenue—.4%
190	M	Monmouth Cnty Impt. Auth. Rev. 5% 1/15/2029	211,536
		Pre-Refunded/Escrowed-to-Maturity—25.4%
1,000	M	Bayonne 5.25% 7/1/2019 (a)	1,091,260
1,000	M	Jersey City 5% 1/15/2019 (a)	1,069,890
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)	1,067,910
810	M	Monmouth County Impt. Auth. 5% 1/15/2021 (a)	917,398
650	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2018 (a)	687,044
2,000	M	New Jersey State COP Equip. Lease Purchase Rev.
		5.25% 6/15/2019 (a)	2,178,320
3,000	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2018 (a)	3,151,350
220	M	New Jersey State Health Care Facs. Fing. Auth. 5% 10/1/2018 (a)	233,237
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2019 (a)	2,291,820
			12,688,229
		Toll & Turnpike—6.7%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030	1,135,070
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029	1,130,220
1,000	M	5% 1/1/2031	1,085,170
			3,350,460
		Transportation—7.3%
		Delaware River Joint Toll Bridge Commission:
1,000	M	5% 7/1/2033	1,157,140
250	M	5% 7/1/2034	287,868
		Port Authority of New York & New Jersey
1,000	M	5% 10/15/2031	1,093,040
1,000	M	5% 10/15/2041	1,132,750
			3,670,798
		Water/Sewer—2.3%
1,000	M	Passaic Valley Water Commission 5% 12/15/2029	1,146,500
Total Value of Municipal Bonds (cost $45,994,973)		98.4%	49,164,920
Other Assets, Less Liabilities		1.6	775,103
Net Assets		100.0%	$49,940,023

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $45,994,973. Accumulated net unrealized appreciation on investment was $3,169,947 consisting of $3,193,462 gross unrealized appreciation and $23,515 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
March 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.3%
		Appropriation—6.9%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$2,272,380
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2033	1,128,380
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020	3,389,610
1,500	M	State University 5.25% 5/15/2021	1,715,490
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,920,294
			11,426,154
		Education—16.5%
		Dutchess County Local Development Corp. Revenue:
1,000	M	5% 7/1/2035 (c)	1,159,110
1,000	M	5% 7/1/2036 (c)	1,156,280
1,000	M	5% 7/1/2037 (c)	1,154,400
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035	1,142,020
1,000	M	5% 7/1/2039	1,144,380
1,000	M	Monroe Indl. Dev. Corp. 5% 7/1/2037 (c)	1,150,390
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021	2,581,052
1,000	M	Columbia University 5% 10/1/2041	1,118,360
3,000	M	Cornell University 5% 7/1/2040	3,319,710
1,000	M	Fordham University 5% 7/1/2028	1,134,060
		New York University:
1,610	M	6% 7/1/2018	1,711,189
2,000	M	5% 7/1/2030	2,302,580
2,000	M	5% 7/1/2036	2,291,340
1,000	M	5% 7/1/2037	1,130,190
2,000	M	5% 7/1/2039	2,269,040
500	M	Skidmore College 5% 7/1/2027	562,655
		Teachers College:
500	M	5% 7/1/2029	595,695
125	M	5% 7/1/2030	148,005
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,150,070
			27,220,526
		Electric—2.2%
		Long Island Power Auth. Electric Revenue:
1,000	M	5% 9/1/2041	1,118,570
1,200	M	5% 9/1/2044	1,321,596
1,000	M	Utlity Debt Securization Auth. Rev. 5% 12/15/2037	1,154,680
			3,594,846
		General Obligation—5.1%
1,000	M	Monroe County 5% 6/1/2029	1,074,760
		New York City:
2,000	M	5% 12/1/2032	2,333,420
3,000	M	5% 12/1/2034	3,467,430
		New York State Dormitory Authority Revenue:

1,000	M	Master Boces Program 5% 8/15/2028	1,089,280
375	M	School District Fin. Program 5.625% 10/1/2029	412,669
			8,377,559
		Health Care—1.5%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	690,450
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025	1,252,917
500	M	6% 7/1/2036	554,410
			2,497,777
		Housing—1.9%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,149,620
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026	1,993,143
			3,142,763
		Lease—3.4%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,350,587
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,106,820
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027	3,105,750
			5,563,157
		Other Tax—18.7%
		New York City Transitional Fin Auth Revenue:
2,500	M	5% 2/1/2028	2,823,525
1,000	M	5% 11/1/2033	1,111,640
3,000	M	5% 11/1/2038	3,356,610
2,000	M	5% 8/1/2042	2,253,060
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040	1,133,050
		New York State Dormitory Authority Revenue:
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026	2,684,350
3,000	M	5.75% 3/15/2036	3,263,520
		Sales Tax Revenue:
3,500	M	5% 3/15/2038	3,948,280
3,500	M	5% 3/15/2042	3,994,060
550	M	New York State Urban Dev. Corp. Rev. 5% 12/15/2027	566,351
5,000	M	Tender Option Bond Trust 7.116% 12/15/2028 (b)	5,676,000
			30,810,446
		Pre-Refunded/Escrowed-to-Maturity—27.7%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2019 (a)	545,330
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2020 (a)	1,112,970
5,000	M	Erie County Indl. Dev. Agy. 5.75% 5/1/2017 (a)	5,021,050
5,000	M	Long Island Power Auth. 5.5% 5/1/2019 (a)	5,453,300
		Nassau County:
4,405	M	GO 5% 10/1/2019 (a)	4,824,048
3,000	M	Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (a)	3,208,080
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2017 (a)	5,579,230
995	M	Mental Health Svcs. Facs. 5% 2/15/2018 (a)	1,050,332
1,000	M	New York University 5% 10/1/2019 (a)	1,095,390
1,200	M	Pratt Institute 5% 7/1/2019 (a)	1,303,980
3,025	M	School District Fing. Auth. 5.625% 10/1/2019 (a)	3,360,019
1,000	M	St. John's University 5% 7/1/2017 (a)	1,010,840
3,500	M	The New School 5.5% 7/1/2020 (a)	3,960,250
		New York State Thruway Authority Rev.
1,185	M	5% 10/1/2017 (a)	1,210,264

1,925	M	5% 4/1/2018 (a)		2,003,405
1,450	M	New York State Urban Dev. Corp. Rev. 5% 12/15/2017 (a)		1,493,326
1,895	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		1,911,695
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2018 (a)		1,580,490
				45,723,999
		Toll & Turnpike—4.2%
		Triborough Brdg & Tunnel Authority:
3,500	M	5% 11/15/2036		4,060,630
2,500	M	5% 11/15/2038		2,893,425
				6,954,055
		Transportation—6.7%
5,000	M	Metropolitan Trans. Auth. New York Rev. 5% 11/15/2029		5,667,000
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		5,465,200
				11,132,200
		Water/Sewer—5.5%
		Buffalo Muni. Water Fin. Auth. Revenue:
500	M	5% 7/1/2029		573,965
250	M	5% 7/1/2030		285,115
250	M	5% 7/1/2031		283,360
300	M	5% 7/1/2032		337,941
		New York City Muni. Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,269,310
2,000	M	5% 6/15/2032		2,260,580
1,000	M	5% 6/15/2043		1,110,120
		Western Nassau Cnty. Water Auth. Revenue:
500	M	5% 4/1/2034		559,340
300	M	5% 4/1/2035		334,485
				9,014,216
Total Market Value of Municipal Bonds (cost $154,263,081)			100.3%	165,457,698
Excess of Liabilities Over Other Assets			(.3)	(431,818)
Net Assets			100.0%	$165,025,880

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $154,263,081. Accumulated net unrealized appreciation on investment was $11,194,617, consisting of $11,221,494 gross unrealized appreciation and $26,877 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
March 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.0%
		Appropriation—1.7%
$425	M	Henderson County Limited Obligation 4% 10/1/2032	$447,674
		Education—12.8%
		North Carolina State Capital Facs. Fin. Agy. Revenue:
500	M	4% 1/1/2038	518,785
1,000	M	5% 10/1/2040	1,160,670
500	M	5% 10/1/2041	572,520
		University of North Carolina at Asheville:
270	M	5% 6/1/2033	307,414
250	M	5% 6/1/2034	283,370
500	M	4% 6/1/2035	515,480
			3,358,239
		Health Care—14.3%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034	1,065,260
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,056,300
1,000	M	New Hanover County Hosp. Rev. 5% 10/1/2027	1,075,590
500	M	University of North Carolina Hosp. Chapel Hill Rev. 5% 2/1/2046	555,470
			3,752,620
		Lease—8.2%
1,000	M	Charlotte COP 5% 6/1/2029	1,078,110
1,000	M	Salisbury COP 5.625% 3/1/2026	1,067,630
			2,145,740
		Other Tax—3.3%
750	M	Rocky Mount Special Obligation 5% 5/1/2030	878,453
		Pre-Refunded/Escrowed-to-Maturity—38.8%
		Cabarrus County Certificate of Participation:
800	M	County Jail Lease 5.25% 6/1/2018 (a)	840,352
1,000	M	Installment Fing. Contract 5% 1/1/2019 (a)	1,069,200
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2018 (a)	1,066,130
1,000	M	Durham County COP 5% 6/1/2019 (a)	1,083,370
500	M	Harnett County COP 5% 6/1/2019 (a)	541,575
1,000	M	Lincoln County 5.5% 6/1/2018 (a)	1,053,330
1,000	M	Monroe COP 5.5% 3/1/2019 (a)	1,084,220
270	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019	286,162
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)	1,104,950
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030 (a)	1,136,340
860	M	University of North Carolina Sys. Pool 5% 10/1/2018 (a)	911,548
			10,177,177

		Toll & Turnpike—4.1%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,074,780
		Water/Sewer—15.8%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,080,840
		Cary Combined Enterprise System Revenue:
500	M	4% 12/1/2037		529,175
400	M	4% 12/1/2038		422,660
1,000	M	Charlotte Water & Sewer Sys. Rev. 5% 7/1/2040		1,149,100
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2031		513,723
400	M	Oak Island Enterprise Sys. Rev. 5% 6/1/2033		462,800
				4,158,298
Total Market Value of Municipal Bonds (cost $24,593,112)			99.0%	25,992,981
Other Assets, Less Liabilities			1.0	262,342
Net Assets			100.0%	$26,255,323

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $24,593,112. Accumulated net unrealized appreciation on investment was $1,399,869, consisting of $1,402,379 gross unrealized appreciation and $2,510 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
March 31, 2017

Principal Amount		Security		Value
		MUNICIPAL BONDS—98.3%
		Education—14.4%
		Ohio State Higher Educational Facilities Revenue:
$750	M	Oberlin College 5% 10/1/2042 (c)		$850,065
500	M	University of Dayton Proj. 5.375% 12/1/2030		555,330
500	M	Ohio University General Receipts Athens 5% 12/1/2034		571,955
1,000	M	University of Akron General Receipts 5% 1/1/2028		1,092,510
				3,069,860
		General Obligation—11.8%
500	M	Defiance City School District 5% 12/1/2039		565,645
280	M	Jefferson County Jail Construction 5.75% 12/1/2019		299,107
1,000	M	Lebanon City School District 5.25% 12/1/2043		1,107,020
500	M	Madison Local School District Richland County 5% 12/1/2034		549,020
				2,520,792
		Health Care—10.6%
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030		568,790
625	M	Montgomery County Rev. 5.5% 5/1/2034		655,538
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033		1,027,530
				2,251,858
		Housing—.8%
175	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 6.125% 9/1/2028		181,372
		Lease—5.3%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027		1,127,720
		Other Revenue—5.2%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,110,660
		Pre-Refunded/Escrowed-to-Maturity—37.0%
500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)		540,005
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)		1,083,520
900	M	Franklin County 5% 12/1/2017 (a)		925,335
375	M	Montgomery County Rev. 5.5% 5/1/2019 (a)		408,427
1,000	M	Ohio State 5.375% 3/1/2018 (a)		1,041,130
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018 (a)		433,120
250	M	6.125% 12/1/2018 (a)		271,215
1,000	M	St. Mary's City School District 5% 6/1/2018 (a)		1,047,400
1,000	M	Wapakoneta City School District 5% 6/1/2018 (a)		1,047,400
1,000	M	Youngstown State University General Receipts 5.25% 6/15/2019 (a)		1,089,620
				7,887,172
		Toll & Turnpike—1.6%
300	M	Ohio State Turnpike Commission 5% 2/15/2028		342,699
		Water/Sewer—11.6%
500	M	Cincinnati Water Sys. Rev. 5% 12/1/2041		579,260
445	M	Cleveland Waterworks Poll. Cntrl. Rev. 5% 11/15/2041		497,101
250	M	Northeast Regional Swr. District Rev. 5% 11/15/2038		280,142
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,122,300
				2,478,803
Total Value of Municipal Bonds (cost $19,742,691)			98.3%	20,970,936
Other Assets, Less Liabilities			1.7	352,584
Net Assets			100.0%	$21,323,520

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $19,742,691. Accumulated net unrealized appreciation on investment was $1,228,245, consisting of $1,238,236 gross unrealized appreciation and $9,991 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
March 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—97.7%
		Airport—4.2%
		Port of Portland Airport Revenue:
$1,000	M	5% 7/1/2031	$1,157,030
1,000	M	5% 7/1/2047	1,135,210
			2,292,240
		Appropriation—1.1%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	633,557
		Education—6.6%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,103,550
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045	1,403,012
1,000	M	University of Oregon 5% 4/1/2045	1,123,910
			3,630,472
		Electric—4.0%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038	2,230,140
		General Obligation—26.7%
1,000	M	Central Oregon Community College District 5% 6/15/2030	1,101,450
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021	1,155,720
2,000	M	Clackamas County SD #12, 5% 6/15/2037	2,322,580
575	M	Columbia County School District #502, 5% 6/15/2036	668,834
1,000	M	Linn County School District #55, 5.5% 6/15/2027	1,265,450
1,000	M	Marion County School District #103, 5% 6/15/2035	1,133,580
1,000	M	Multnomah County School District #3, 5% 6/30/2035	1,116,230
1,225	M	Newport Zero Coupon 6/1/2029	844,662
		Oregon State:
1,000	M	5% 5/1/2031	1,185,920
250	M	5% 6/1/2037	292,567
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	533,325
1,000	M	Salem 5% 6/1/2028	1,075,210
1,000	M	Umatilla County Unified School District 5% 6/15/2033	1,134,240
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023	870,830
			14,700,598
		Health Care—11.5%
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,101,570
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	539,330
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045	1,856,432
		Oregon State Health Sciences Univ. Revenue:
1,500	M	5% 7/1/2032	1,669,305
1,000	M	5% 7/1/2034	1,153,360
			6,319,997
		Industrial Development Revenue/Pollution Control Revenue—1.0%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	553,720
		Other Tax—1.0%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	543,515

		Pre-Refunded/Escrowed-to-Maturity—26.9%
		Beaverton School District #48J:
750	M	5% 6/1/2019 (a)	812,784
1,500	M	5.125% 6/1/2019 (a)	1,629,570
1,000	M	Chemeketa Community College District 5% 6/15/2018 (a)	1,048,890
1,000	M	Clackamas & Washington Counties School District #3, 5% 6/15/2019 (a)	1,084,170
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2018 (a)	1,032,820
1,000	M	Deschutes & Jefferson Counties School District #2J, 6% 6/15/2018 (a)	1,060,720
		Jackson County School District #549C:
1,000	M	5% 12/15/2017 (a)	1,029,670
1,000	M	5% 6/15/2018 (a)	1,048,890
750	M	Lane County Met. Wastewater 5.25% 11/1/2018 (a)	800,100
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (a)	1,040,470
1,000	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)	1,084,860
1,000	M	Port of Portland Airport Rev. 5% 7/1/2018 (a)	1,050,580
1,000	M	Portland Sewer Sys. Rev. 4.75% 6/15/2018 (a)	1,045,650
1,000	M	Yamhill County School District #40, 5% 6/15/2017 (a)	1,008,830
			14,778,004
		Other Revenue—4.2%
2,000	M	Oregon State Dept. Admin. Svcs. Lottery Rev. 5% 4/1/2035	2,296,420
		Water/Sewer—10.5%
500	M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034	568,455
		Portland Water Sys. Revenue:
2,000	M	4% 4/1/2034	2,133,940
500	M	5% 5/1/2034	555,215
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031	2,495,517
			5,753,127
Total Value of Municipal Bonds (cost $50,611,106)		97.7%	53,731,790
Other Assets, Less Liabilities		2.3	1,286,399
Net Assets		100.0%	$55,018,189

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $50,611,106. Accumulated net unrealized appreciation on investment was $3,120,684, consisting of $3,124,401 gross unrealized appreciation and $3,717 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
March 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—96.8%
		Airport—2.8%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029	$1,008,880
		Appropriation—3.0%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,067,020
		Education—10.9%
1,500	M	Delaware County Haverford College Rev. 5% 10/1/2042	1,695,225
		Penn. St. Higher Educ. Facs. Revenue:
1,000	M	5.5% 8/15/2018	1,061,030
490	M	5% 8/15/2046	561,457
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031	560,095
			3,877,807
		General Obligation—10.0%
250	M	Boyertown Area School District 5% 10/1/2036	277,030
1,000	M	Cheltenham Township School District 5% 3/15/2038	1,096,810
1,000	M	Easton Area School District 5.2% 4/1/2028	1,038,230
1,000	M	Penn Delco School District 5% 6/1/2034	1,127,390
			3,539,460
		Health Care—12.1%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,079,880
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,140,800
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,058,470
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	551,360
430	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	449,118
			4,279,628
		Other Revenue—2.2%
740	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	789,247
		Other Tax—4.8%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,135,870
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	548,210
			1,684,080
		Pre-Refunded/Escrowed-to-Maturity—33.8%
955	M	Beaver County 5.55% 11/15/2017 (a)	983,392
1,000	M	Centennial Bucks County School District 5.125% 12/15/2018 (a)	1,069,850
400	M	Daniel Boone Area School District 5% 8/15/2018 (a)	421,932
260	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2020 (a)	293,556
1,000	M	Methacton School District 6.375% 3/1/2018 (a)	1,050,150
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 5/15/2019 (a)	1,092,430

		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	6% 6/1/2018 (a)		1,058,980
1,000	M	5% 6/1/2019 (a)		1,083,520
950	M	Philadelphia School District 6% 9/1/2018 (a)		1,016,500
1,000	M	Reading 6.25% 11/1/2018 (a)		1,082,300
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2021 (a)		1,166,570
570	M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (a)		602,313
1,000	M	West Mifflin Area School District 5.375% 10/1/2018 (a)		1,065,510
				11,987,003
		Toll & Turnpike—3.1%
1,000	M	Pennsylvania State Turnpike Comm. Rev. 5% 12/1/2030		1,114,920
		Transportation—1.6%
500	M	Delaware River Joint Toll Bridge Comm. Rev. 5% 7/1/2034		575,735
		Water/Sewer—12.5%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,103,100
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040		556,115
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,079,660
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		558,970
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,143,790
				4,441,635
Total Value of Municipal Bonds (cost $31,987,068)			96.8%	34,365,415
Other Assets, Less Liabilities			3.2	1,119,952
Net Assets			100.0%	$35,485,367

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $31,987,068. Accumulated net unrealized appreciation on investment was $2,378,347, consisting entirely of $2,378,347 gross unrealized appreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
March 31, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.6%
		Airport—3.6%
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
$1,000	M	5% 10/1/2026	$1,085,430
500	M	5% 10/1/2034	564,930
			1,650,360
		Appropriation—9.1%
		Arlington County Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029	544,475
500	M	5% 2/15/2030	546,165
1,750	M	Virginia State Commonwealth Trans. Rev. 5% 5/15/2034	1,960,893
1,000	M	Western Regional Jail Facs. Rev. 5% 12/1/2037	1,141,460
			4,192,993
		Combined Utility—1.2%
500	M	Richmond Public Util. Rev. 5% 1/15/2038	560,660
		Education—7.5%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,109,380
2,000	M	University of Virginia 5% 4/1/2038	2,352,820
			3,462,200
		General Obligation—12.6%
1,500	M	Chesapeake 5% 8/1/2032	1,806,225
		Norfolk:
1,000	M	5% 8/1/2034	1,138,650
1,000	M	5% 10/1/2034	1,166,060
1,000	M	Portsmouth 5% 2/1/2035	1,125,630
500	M	Powhatan Cnty. 5% 1/15/2032	542,080
			5,778,645
		Health Care—3.6%
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,109,690
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035	559,280
			1,668,970
		Lease—7.4%
1,000	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029	1,117,550
1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	1,165,320
1,000	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,118,060
			3,400,930

		Other Revenue—13.0%
		Fairfax Cnty. Econ Dev. Auth. Revenue:
775	M	5% 4/1/2036	897,891
800	M	5% 3/1/2037	925,368
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035	1,137,820
765	M	Suffolk 5% 6/1/2028	861,566
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2029	625,002
370	M	5% 11/1/2033	392,311
1,000	M	5% 11/1/2045	1,138,970
			5,978,928
		Other Tax—2.5%
1,000	M	New River Vy. Regl. Jail Facs. Rev. 5% 10/1/2038	1,131,570
		Pre-Refunded/Escrowed-to-Maturity—27.2%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2018 (a)	1,050,580
1,000	M	Danville 5% 8/1/2019 (a)	1,089,940
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2019 (a)	1,087,150
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (a)	1,041,090
500	M	Hanover County 5.25% 1/15/2021 (a)	571,485
1,000	M	Hopewell 5.875% 7/15/2019 (a)	1,108,170
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2021 (a)	583,825
1,000	M	Richmond Public Util. Rev. 5% 1/15/2019 (a)	1,070,270
1,000	M	Roanoke County Econ. Dev. Auth. Lease Rev. 5% 10/15/2018 (a)	1,061,710
275	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017	278,715
235	M	Suffolk 5% 6/1/2021 (a)	268,915
1,000	M	Virginia St. Public School Auth. Rev. 5% 8/1/2019 (a)	1,089,700
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2018 (a)	611,438
425	M	5% 11/1/2019 (a)	466,293
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2020 (a)	1,128,710
			12,507,991
		Toll & Turnpike—1.1%
500	M	Metropolitan Washington, D.C. Airport Auth. Rev. 5% 10/1/2053	521,290
		Transportation—2.4%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,079,860
		Water/Sewer—7.4%
1,000	M	Fairfax County Water Rev. 5% 4/1/2041	1,173,570
500	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 8/1/2043	575,585
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	553,740
1,000	M	Norfolk Water Rev. 5% 11/1/2037	1,112,500
			3,415,395
Total Value of Municipal Bonds (cost $42,958,139)		98.6%	45,349,792
Other Assets, Less Liabilities		1.4	661,752
Net Assets		100.0%	$46,011,544

At March 31, 2017, the cost of municipal investments for federal income tax purposes was $42,958,139. Accumulated net unrealized appreciation on investment was $2,391,653, consisting of $2,415,352 gross unrealized appreciation and $23,699 gross unrealized depreciation.

FOOTNOTES

(a) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b) Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at March 31, 2017.

(c) A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

1. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon their last reported sales prices, market quotations, or estimates of value provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	-	$646,202,702	-
Tax Exempt Opportunities	-	277,088,543	-
California	-	57,953,922	-
Connecticut	-	34,844,969	-
Massachusetts	-	24,214,128	-
Michigan	-	19,142,821	-
Minnesota	-	20,018,482	-
New Jersey	-	49,164,920	-
New York	-	165,457,698	-
North Carolina	-	25,992,981	-
Ohio	-	20,970,936	-
Oregon	-	53,731,790	-
Pennsylvania	-	34,365,415	-
Virginia	-	45,349,792	-

*	The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended March 31, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

2. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest Income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.
The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”
An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the Funds’ adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ending March 31, 2017, the Funds had no investments in futures contracts or options.
Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended March 31, 2017, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the period ended March 31, 2017, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended March 31, 2017, the Funds had no investments in MMD Rate Locks.

Item 2. Controls and Procedures

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	May 26, 2017